                               CREDIT SUISSE FUNDS
                               -------------------
                               CREDIT | ASSET
                               SUISSE | MANAGEMENT

                                     ANNUAL
                                     REPORT

                                DECEMBER 31, 2001



                                  CREDIT SUISSE
                                CASH RESERVE FUND

                                       --

                                  CREDIT SUISSE
                            NEW YORK TAX EXEMPT FUND





More complete information about the Funds, including charges and expenses, is provided in the PROSPECTUS, which must precede or accompany this document and which should be read carefully before investing. You may obtain additional copies by calling 800-927-2874 or by writing to Credit Suisse Funds, P.O. Box 9030, Boston, MA 02205-9030.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at 466 Lexington Ave., New York, NY 10017-3147. Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.

THE FUNDS' INVESTMENT ADVISER AND CO-ADMINISTRATORS MAY WAIVE SOME FEES AND/OR REIMBURSE SOME EXPENSES, WITHOUT WHICH PERFORMANCE WOULD BE LOWER. WAIVERS AND/OR REIMBURSEMENTS ARE SUBJECT TO CHANGE.

PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. THE FUNDS' YIELDS WILL FLUCTUATE ALTHOUGH EACH FUND SEEKS TO MAINTAIN A CONSTANT NET ASSET VALUE OF $1 PER SHARE, THERE CAN BE NO ASSURANCE THAT THEY CAN DO SO ON A CONTINUING BASIS AND IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN EACH FUND. AN INVESTMENT IN EACH FUND IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

THE VIEWS OF THE FUNDS' MANAGEMENT ARE AS OF THE DATE OF THE LETTER AND THE PORTFOLIO HOLDINGS DESCRIBED IN THIS DOCUMENT ARE AS OF DECEMBER 31, 2001; THESE VIEWS AND PORTFOLIO HOLDINGS MAY HAVE CHANGED SUBSEQUENT TO THESE DATES. NOTHING IN THIS DOCUMENT IS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

FUND SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM") OR ANY AFFILIATE, ARE NOT FDIC-INSURED AND ARE NOT GUARANTEED BY CSAM OR ANY AFFILIATE.

CREDIT SUISSE CASH RESERVE FUND
ANNUAL INVESTMENT ADVISER'S REPORT
December 31, 2001


January 29, 2002

Dear Shareholder:

   The January-through-December period was one of considerable uncertainty for investors. The economy continued to weaken, resulting in ongoing corporate-profit disappointments. In an attempt to spur growth, the Federal Reserve began lowering interest rates in January.

   The latter part of the period was extraordinary. Stocks plunged in the immediate wake of the September terrorist attacks, but then rallied through the fourth quarter as the Fed stepped up its easing campaign and as success on the war front lessened risk worries.

   In the end, most major equity indexes finished the year with significant losses, while bonds (at least high-quality bonds) performed well. In this environment, money market asset flows were volatile. Demand for short-term securities was often high, with investors seeking safety and liquidity when uncertainty rose. On the other hand, investors were sometimes quick to exit money market funds in response to encouraging economic news. Credit Suisse Cash Reserve Fund(1) (the "Fund") had total net assets of about $301.5 million on December 31, 2001, compared with about $343.6 million at the start of the period.

   Our general strategy through the period was to attempt to lock in higher yields farther out on the yield curve, in the belief (correct, as it turned out) that the Fed would continue to lower rates. The Fund's average weighted maturity was 44 days as of December 31, 2001, up from 37 days a year earlier. The Fund's annualized yield for the seven-day period ended December 31, 2001 was 1.66% (with waivers and reimbursements).

   As we look ahead, we believe that we are at or very close to the bottom of the interest-rate cycle, as the Fed has hinted. We are therefore likely to shift in favor of shorter-maturity securities at some point, in order to have more flexibility to act when and if short-term rates begin to rise. On the other hand, the yield curve for money market securities has remained relatively steep, and at present we remain focused on longer-term securities. We will continue to monitor economic and market trends very carefully.

   The Fund will remain focused on high-quality securities in order to attempt to provide competitive returns without compromising safety or stability of principal. We appreciate your continued support and investment in the Fund.

Brian Lockwood
Vice President

Credit Suisse Asset Management, LLC

---------------------
(1) Name changed from Warburg Pincus Cash Reserve Fund effective December 12, 2001.

CREDIT SUISSE NEW YORK TAX EXEMPT FUND
ANNUAL INVESTMENT ADVISER'S REPORT
December 31, 2001

                                                                January 29, 2002

Dear Shareholder:

   We are pleased to present the annual report for Credit Suisse New York Tax Exempt Fund covering the year ended December 31, 2001.

   The impact of the terrorist attacks of September 11, 2001 and the onset of an economic recession has affected the economy of New York and the country as a whole. New York State and New York City have been particularly affected, and are facing budget constraints and increased unemployment rates. These factors, among others, and the performance of the fund are discussed in detail in the letter below from the fund's sub-investment adviser, BlackRock Institutional Management Corporation. We will continue to focus on providing investors with a high level of current interest income, in accordance with the fund's objective, in the current interest rate and economic environment.

   We hope you find this report helpful. Thank you for your continued confidence and support.


James P. McCaughan
Chairman


   The onset of a recession, combined with the tragedy of September 11th, has impacted the U.S. economy and especially that of New York. Economic growth in New York ceased after September 11th. New York State's unemployment has grown to 5.8% in December 2001, up from 5.5% in November and at its highest level since March 1998. Private sector employment has lost approximately 95,100 jobs since September 2001. Most of the job losses are concentrated in New York City. While the state benefits from its broad and diverse economic base and its substantial wealth and resources, the impact on the state's budget has been substantial. The state will use up the $1.6 billion surplus from fiscal year 2001 to meet its budgetary needs during fiscal year 2002. It is projected that the state will close fiscal year 2002 with a $3 billion deficit, and will need to close a potential $6 billion deficit in fiscal year 2003. A fiscally sound budget produced in a relatively timely manner will likely be necessary in order for the state to maintain its AA rating from S&P.

   The state's fiscal health is directly linked to that of New York City. The demise of the World Trade Center and the devastation to lower Manhattan has impacted and can be expected to continue to impact the city's business structure. New York City has lost approximately 94,700 jobs since September 11th and has seen its unemployment rate grow to 7.0% in December 2001, up from 5.0% in July 2001. The city projects that it will close fiscal year 2002 in balance. Fiscal year 2003 will probably present the city with a greater challenge, with a $3.6 billion budget gap currently being projected. This uncertainty has prompted Moody's to change the outlook on New York City's A2 rating to "negative."

   During the second half of the year, the Federal Open Market Committee eased rates an additional 200 basis points for a total of 475 basis points of easing during 2001. The horrible events that took place on September 11th were the driving force behind the aggressive easing in the second half of the year, as 175 basis points of easing occurred after September 11th.

   Assets for Credit Suisse New York Tax Exempt Fund(1) closed the year ended December 31, 2001 at $186.7 million. With the continued aggressive easing stance taken by the Federal Reserve during the second half of the year, the Fund continued to look for what it considered to be attractive opportunities to invest further out the yield curve. The Fund was able to increase its position in several attractively priced short bonds and general market notes. On December 31st the average weighted maturity of the Fund stood at 39 days, the 7-day annualized yield was 1.24% (with waivers and reimbursements) and the one year return was 2.13%.

   The Fund seeks to continue to provide investors with a high level of current interest income exempt from federal, New York State and New York City personal income taxes as is consistent with the preservation of capital and liquidity. We appreciate your continued support and investment in the Fund.

BLACKROCK INSTITUTIONAL MANAGEMENT CORPORATION

   THE INTEREST ON NEW YORK MUNICIPAL OBLIGATION IS EXCLUDABLE FROM GROSS INCOME FOR FEDERAL INCOME TAX PURPOSES AND EXEMPT FROM NEW YORK STATE AND NEW YORK CITY PERSONAL INCOME TAXES. A PORTION OF INCOME MAY BE SUBJECT TO STATE, LOCAL AND CITY TAXES OR THE FEDERAL ALTERNATIVE MINIMUM TAX.

   THIS FUND MAY BE RISKIER THAN A MORE GEOGRAPHICALLY-DIVERSE MUNICIPAL MONEY-MARKET FUND. ADDITIONALLY, THE RISK OF A DOWNTURN IN THE U.S. ECONOMY, PARTICULARLY IN NEW YORK CITY AND NEW YORK STATE, HAS BEEN HEIGHTENED BY THE TERRORIST ATTACK ON THE WORLD TRADE CENTER ON SEPTEMBER 11, 2001. IT IS LIKELY THAT NEW YORK CITY AND NEW YORK STATE WILL SUFFER FINANCIAL DIFFICULTIES AS A RESULT, WHICH COULD ADVERSELY AFFECT THE ABILITY OF NEW YORK MUNICIPAL ISSUERS TO MAKE PAYMENTS OF PRINCIPAL AND INTEREST, AS WELL AS THE CREDIT RATING, MARKET VALUE AND YIELD OF SECURITIES OF SUCH ISSUERS. IF THE FUND HAS DIFFICULTY FINDING ATTRACTIVE NEW YORK MUNICIPAL SECURITIES TO PURCHASE, THE AMOUNT OF THE FUND'S INCOME THAT IS SUBJECT TO NEW YORK TAXES COULD INCREASE.




---------------------
(1) Name changed from Warburg Pincus New York Tax Exempt Fund effective December 12, 2001.

CREDIT SUISSE CASH RESERVE FUND
SCHEDULE OF INVESTMENTS
December 31, 2001

       PAR                                                               RATINGS(1)
      (000)                                                             (S&P/MOODY'S)        MATURITY        RATE%       VALUE
      -----                                                             -------------        --------        -----       -----
AGENCY OBLIGATIONS (18.5%)
    $ 7,000   Fannie Mae                                                 (AAA , Aaa)         03/14/02        2.400   $  6,966,400
      7,000   Fannie Mae Floating Rate Note(2)                           (AAA , Aaa)         01/05/02        1.968      7,000,000
      5,000   Federal Farm Credit Bank                                   (AAA , Aaa)         05/01/02        5.250      5,021,361
     15,000   Federal Home Loan Bank                                     (AAA , Aaa)         01/11/02        1.730     14,992,792
      3,000   Federal Home Loan Bank                                     (AAA , Aaa)         05/15/02        7.250      3,035,991
      3,324   Federal Home Loan Bank                                     (AAA , Aaa)         08/21/02        1.890      3,283,514
      8,000   Freddie Mac                                                (AAA , Aaa)         01/03/02        2.280      7,998,986
      7,500   Sallie Mae Floating Rate Note(2)                           (AAA , Aaa)         01/02/02        1.840      7,500,000
                                                                                                                     ------------
TOTAL AGENCY OBLIGATIONS (Cost $55,799,044)                                                                            55,799,044
                                                                                                                     ------------
CERTIFICATES OF DEPOSIT (21.2%)
BANKS (19.2%)
      5,500   Abbey National Treasury Services PLC                       (A1+ , P1+)         12/27/02        2.720      5,513,389
     10,000   Bank of America NA                                         (A1+ , P1)          03/27/02        2.430     10,000,000
      7,000   Citibank NA                                                (A1+ , P1)          01/02/02        2.530      7,000,101
      5,500   Credit Agricol In NY                                       (A1+ , P1)          03/28/02        4.620      5,499,718
     11,865   Lloyds Bank PLC                                            (A1+ , P1)          02/20/02        2.020     11,865,000
     11,100   Rabobank Nederland N.V.                                    (A1+ , P1+)         05/28/02        2.030     11,103,576
      7,000   Svenska Handelsbanken, Inc.                                (A1+ , P1)          05/16/02        3.810      7,001,766
                                                                                                                     ------------
                                                                                                                       57,983,550
                                                                                                                     ------------
FINANCE (2.0%)
      5,845   UBS AG                                                     (A1+ , P1)          03/12/02        1.905      5,845,056
                                                                                                                     ------------
TOTAL CERTIFICATES OF DEPOSIT (Cost $63,828,606)                                                                       63,828,606
                                                                                                                     ------------
COMMERCIAL PAPER (40.7%)
AUTOMOBILES (2.2%)
      6,520   Volkswagen of America, Inc.                                 (A1 , P1)          01/02/02        1.750      6,519,683
                                                                                                                     ------------
BANKS (19.4%)
      4,130   Bank of Scotland Treasury Services                         (A1+ , P1+)         02/28/02        1.940      4,117,091
      8,170   Banque Generale du Luxembourg                              (A1+ , P1)          01/24/02        2.200      8,158,517
     10,000   Gironzentrale                                              (A1+ , P1)          02/06/02        1.850      9,981,500
     10,220   J.P. Morgan Chase & Co.                                    (A1+ , P1)          02/11/02        1.730     10,199,864
      6,850   KFW International Finance                                  (A1+ , P1)          02/07/02        3.370      6,826,274
      3,275   KFW International Finance                                  (A1+ , P1)          02/28/02        2.110      3,263,867
      6,000   Monte Blanc Capital Corp.                                  (A1+ , P1)          01/25/02        1.950      5,992,200
     10,000   USAA Capital Corp.                                         (A1+ , P1)          01/04/02        1.950      9,998,375
                                                                                                                     ------------
                                                                                                                       58,537,688
                                                                                                                     ------------
CONSTRUCTION & ENGINEERING (1.7%)
      5,000   Caterpillar, Inc.                                           (A1 , P1)          02/08/02        1.800      4,990,500
                                                                                                                     ------------
DRUGS (3.3%)
     10,000   Abbott Laboratories                                        (A1+ , P1)          01/02/02        1.960      9,999,456
                                                                                                                     ------------


                See Accompanying Notes to Financial Statements.

       PAR                                                               RATINGS(1)
      (000)                                                             (S&P/MOODY'S)        MATURITY        RATE%      VALUE
      -----                                                             -------------        --------        -----      -----
COMMERCIAL PAPER (CONTINUED)
FINANCE (6.9%)
    $10,000   BMW US Capital Corp.                                        (A1 , P1)          01/08/02        1.830   $  9,996,442
     11,000   General Electric Capital Corp.                             (A1+ , P1)          01/03/02        1.950     10,998,808
                                                                                                                     ------------
                                                                                                                       20,995,250
                                                                                                                     ------------
FOOD (2.2%)
      6,636   McDonald's Corp.                                            (A1 , P1)          01/07/02        1.830      6,633,976
                                                                                                                     ------------
SECURITIES & ASSET MANAGEMENT (5.0%)
      5,125   Goldman Sachs                                              (A1+ , P1)          01/14/02        1.750      5,121,761
     10,000   Morgan Stanley                                             (A1+ , P1)          01/24/02        1.760      9,988,756
                                                                                                                     ------------
                                                                                                                       15,110,517
                                                                                                                     ------------
TOTAL COMMERCIAL PAPER (Cost $122,787,070)                                                                            122,787,070
                                                                                                                     ------------
TIME DEPOSIT (7.5%)
     22,469   Societe Generale (Cost $22,469,000)                        (A1+ , P1)          01/02/02        1.600     22,469,000
                                                                                                                     ------------
UNITED STATES TREASURY OBLIGATIONS (8.3%)
UNITED STATES TREASURY BILLS (8.3%)
      7,000   United States Treasury Bill                                (AAA , Aaa)         01/03/02        1.605      6,999,376
        107   United States Treasury Bill                                (AAA , Aaa)         01/10/02        2.190        106,941
      6,000   United States Treasury Bill                                (AAA , Aaa)         01/10/02        3.290      5,995,065
      5,000   United States Treasury Bill                                (AAA , Aaa)         02/07/02        1.730      4,991,110
      7,000   United States Treasury Bill                                (AAA , Aaa)         02/07/02        1.800      6,987,050
                                                                                                                     ------------
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $25,079,542)                                                            25,079,542
                                                                                                                     ------------

TOTAL INVESTMENTS AT VALUE (96.2%) (Cost $289,963,262(3))                                                             289,963,262
OTHER ASSETS IN EXCESS OF LIABILITIES (3.8%)                                                                           11,553,849
                                                                                                                     ------------

NET ASSETS (100.0%)                                                                                                  $301,517,111
                                                                                                                     ============


                Average Weighted Maturity -- 44 days (Unaudited)

--------------------------------------------------------------------------------
(1) Credit ratings given by Moody's Investors Service, Inc. and Standard & Poor's Ratings Group are unaudited.
(2) The interest rate is as of December 31, 2001 and the maturity date is the later of the next interest readjustment date or the date the principal amount can be recovered through demand.
(3) Also cost for federal income tax purposes.



                See Accompanying Notes to Financial Statements.

CREDIT SUISSE NEW YORK TAX EXEMPT FUND
SCHEDULE OF INVESTMENTS
December 31, 2001

       PAR                                                               RATINGS(1)
      (000)                                                             (S&P/MOODY'S)        MATURITY        RATE%      VALUE
      -----                                                             -------------        --------        -----      -----
MUNICIPAL BONDS (94.2%)
NEW YORK (94.1%)
    $ 4,000   Albany, NY, Industrial Development, Revenue
                Bonds (University of Albany Student Housing)
                (Key Corp. Bank N.A. LOC) VRDN                           (A-1+ , NR)         01/01/02        1.600   $  4,000,000
      1,360   Auburn, NY, Industrial Development Authority
                (Fat Tire LLC Project) (Key Corp. Bank N.A. LOC)
                VRDN(2)                                                   (NR , NR)          01/07/02        2.000      1,360,000
      1,300   Babylon, NY, Industrial Development Agency,
                Revenue Bonds (D'addario & Co. Inc., Project)
                (Fleet Bank LOC) VRDN(2)                                  (NR , A1)          01/07/02        1.700      1,300,000
      2,000   Chautauqua County, NY, General Obligation
                Unlimited, BAN                                            (NR , NR)          04/26/02        3.500      2,002,319
      4,000   Chautauqua County, NY, General Obligation
                Unlimited, BAN                                            (NR , NR)          04/26/02        3.350      4,002,810
      2,000   Chautauqua County, NY, Industrial Development
                Agency (Red Wing Co. Project)
                (Wachovia Bank LOC) VRDN(2)                              (NR , Aa3)          01/07/02        1.560      2,000,000
      1,000   Genesee Valley Central School District, General
                Obligation Unlimited, BAN                                 (NR , NR)          01/15/02        3.125      1,000,178
        500   Hempstead Town, NY, General Obligation
                Unlimited (AMBAC Insurance LOC)                          (NR , Aaa)          02/15/02        5.000        502,064
     15,400   Hempstead, NY, Industrial Development Agency,
                Revenue Bonds (FCD Housing LLC Project)
                VRDN(2)                                                   (NR , NR)          01/07/02        1.760     15,400,000
      5,000   Highland Falls - Ft. Montgomery, NY, Central
                School District, General Obligation Unlimited,
                BAN                                                      (NR , MIG1)         07/11/02        3.000      5,006,874
        575   Islip, NY, General Obligation Unlimited                    (AA , Aa3)          06/15/02        4.000        578,369
      2,000   Lancaster, NY, Industrial Development Agency
                Revenue Bonds (Key Bank N.A. LOC) VRDN(2)                 (NR , NR)          01/07/02        2.000      2,000,000
      1,000   Levittown, NY, Union Free School District,
                General Obligation Unlimited                              (NR , NR)          06/19/02        3.250      1,002,477
      2,000   Long Island Power Authority (Bayerische
                Landesbank LOC) TECP                                    (A-1+ , P-1)         01/15/02        2.500      2,000,000
      2,000   Long Island Power Authority, NY, Revenue
                Bonds, Series 2, Subseries 2A (Westdeutsche
                Landesbank Gironzentrale LOC) VRDN(2)                   (A1+ , VMIG1)        01/07/02        1.450      2,000,000
      1,000   Metropolitan Transportation Authority
                (ABN Ambro Bank LOC) TECP                                 (NR , NR)          02/12/02        1.550      1,000,000
        250   Metropolitan Transportation Authority, NY,
                Revenue Bonds, Series B
                (MBIA Insurance LOC)                                     (AAA , Aaa)         07/01/02        6.250        259,260
        200   Metropolitan Transportation Authority, NY,
                Revenue Bonds, Series J (FGIC Insurance LOC)             (AAA , Aaa)         07/01/02        6.100        207,362
        900   Metropolitan Transportation Authority,
                NY, Revenue Bonds, Series L                             (BBB+ , Aaa)         07/01/02        6.625        930,972


                See Accompanying Notes to Financial Statements.

       PAR                                                               RATINGS(1)
      (000)                                                             (S&P/MOODY'S)        MATURITY        RATE%      VALUE
      -----                                                             -------------        --------        -----      -----
MUNICIPAL BONDS (CONTINUED)
NEW YORK (CONTINUED)
    $ 1,065   Metropolitan Transportation Authority, NY,
                Revenue Bonds, Series M
                (AMBAC Insurance LOC)                                    (AAA , Aaa)         07/01/02        4.900   $  1,080,286
      2,000   Metropolitan Transportation Authority, TECP               (A-1+ , P-1)         03/25/02        1.350      2,000,000
      1,595   Monroe County, NY, Industrial Development Agency,
                Revenue Bonds (Windsor Manufacturing Project)
                (Key Bank N.A. LOC) VRDN(2)                               (NR , NR)          01/03/02        2.000      1,595,000
        100   New York Local Government Assistance Corp.,
                Revenue Bonds, Series E (Societe Generale and
                Landesbank Hessen-Thuringen LOC) VRDN(2)                 (AA- , Aa3)         01/07/02        1.550        100,000
      1,435   New York State Dormitory Authority,
                Revenue Bonds, Series A                                  (AAA , Aaa)         05/15/02        7.250      1,493,135
        250   New York State Dormitory Authority,
                Revenue Bonds, Series A (New York University)
                (MBIA Insurance LOC)                                     (AAA , Aaa)         07/01/02        5.500        254,583
        300   New York State Dormitory Authority,
                Revenue Bonds, Series A (Rochester University)
                (MBIA Insurance LOC)                                     (AAA , Aaa)         07/01/02        5.000        304,229
      2,635   New York State Dormitory Authority,
                Revenue Bonds, Series A (Rockefeller
                University) VRDN(2)                                      (AAA , Aaa)         01/07/02        1.400      2,635,000
        705   New York State Dormitory Authority,
                Revenue Bonds, Series B (Metropolitan
                Musuem of Art) VRDN(2)                                   (AAA , Aaa)         01/07/02        1.400        705,000
      1,000   New York State Dormitory Authority,
                Revenue Bonds, Series D                                   (NR , NR)          01/07/02        1.540      1,000,000
      1,905   New York State Energy Research and Development
                Authority Pollution Control, Revenue Bonds
                (Rochester Gas and Electric)
                (MBIA Insurance LOC) VRDN(2)                           (A-1+ , VMIG1)        01/07/02        1.500      1,905,000
      1,000   New York State Housing Finance Authority,
                Revenue Bonds, Series A
                (Keybank N.A. LOC) VRDN(2)                              (NR , VMIG1)         01/07/02        1.550      1,000,000
      1,320   New York State Local Government Assistance
                Corp., Revenue Bonds, Series A                           (AA- , Aaa)         04/01/02        6.875      1,363,265
        550   New York State Local Government Assistance
                Corp., Revenue Bonds, Series B                           (AA- , A3)          04/01/02        5.900        566,115
      1,775   New York State Local Government Assistance
                Corp., Revenue Bonds, Series B
                (Bank of Nova Scotia LOC) VRDN(2)                       (A1 , VMIG1)         01/07/02        1.500      1,775,000
        500   New York State Local Government Assistance
                Corp., Revenue Bonds, Series C                           (AA- , Aaa)         04/01/02        6.250        515,492
        500   New York State Local Government Assistance
                Corp., Revenue Bonds, Series D(2)                        (AAA , Aaa)         04/01/02        6.750        516,163
      2,000   New York State Medical Care Facilities Finance
                Agency, Revenue Bonds, (FGIC Insurance LOC)              (AAA , Aaa)         02/15/02        6.375      2,051,158


                See Accompanying Notes to Financial Statements.

       PAR                                                               RATINGS(1)
      (000)                                                             (S&P/MOODY'S)        MATURITY        RATE%      VALUE
      -----                                                             -------------        --------        -----      -----
MUNICIPAL BONDS (CONTINUED)
NEW YORK (CONTINUED)
    $   800   New York State Power Authority
                (Morgan Guaranty LOC)                                   (A-1 , VMIG1)        01/07/02        1.450   $    800,000
      3,000   New York State Power Authority
                (Morgan Guaranty) TECP                                   (A-1 , P-1)         02/08/02        2.350      3,000,000
      1,000   New York State Power Authority Revenue
                and Gemeral Purpose, Revenue Bonds,
                Series AA (MBIA Insurance LOC)                           (AAA , Aaa)         01/01/02        6.250      1,020,000
      5,000   New York State Thruway Authority
                (Landesbank Hessen-Thuringen LOC) TECP                  (A-1+ , P-1)         03/08/02        1.300      5,000,000
        100   New York State Thruway Authority Emergency
                Highway, Revenue Bonds (FGIC Insurance LOC)              (AAA , Aaa)         03/01/02        4.900        100,493
      3,900   New York State Urban Development Corp.,
                Revenue Bonds, Series SG 150
                (MBIA Insurance LOC) VRDN(2)                              (NR , NR)          01/03/02        1.460      3,900,000
      1,000   New York State, General Obligation Unlimited                (NR , NR)          01/07/02        1.800      1,000,000
        500   New York State, General Obligation Unlimited                (AA , A2)          03/01/02        6.700        514,029
        210   New York State, General Obligation Unlimited                (AA , A2)          03/01/02        5.000        210,640
      4,800   New York, NY Trust Receipts                                (A-1+ , NR)         01/07/02        1.510      4,800,000
      1,500   New York, NY Housing Development Corp.,
                Revenue Bonds (FNMA LOC) VRDN(2)                         (A-1+ , NR)         01/02/02        1.450      1,500,000
      4,370   New York, NY, City Health and Hospital Corp.,
                Revenue Bonds, Series A
                (Morgan Guaranty Trust LOC) VRDN(2)                    (A-1+ , VMIG1)        01/07/02        1.500      4,370,000
      5,890   New York, NY, City Health and Hospital Corp.,
                Revenue Bonds, Series F
                (Commerzbank A.G. LOC) VRDN(2)                         (A-1+ , VMIG1)        01/07/02        1.450      5,890,000
      2,215   New York, NY, City Health and Hospital Corp.,
                Revenue Bonds, Series C
                (Toronto Dominion Bank LOC) VRDN(2)                     (A1+ , VMIG1)        01/07/02        1.400      2,215,000
      2,825   New York, NY, City Health and Hospital Corp.,
                Revenue Bonds, Series E
                (Bank of New York LOC) VRDN(2)                         (A-1+ , VMIG1)        01/02/02        1.450      2,825,000
      3,000   New York, NY, City Municipal Water Finance
                Authority Water and Sewer Systems,
                Revenue Bonds, Series A
                (FGIC Insurance LOC) VRDN(2)                             (AAA , Aaa)         01/01/02        1.800      3,000,000
        800   New York, NY, City Municipal Water Financial
                Authority water and Sewer Systems,
                Revenue Bonds, Series F-1, VRDN(2)                        (NR , NR)          01/02/02        1.950        800,000
        500   New York, NY, General Obligation Unlimited                 (AAA , Aaa)         02/01/02        7.000        509,694
        730   New York, NY, General Obligation Unlimited,
                Series B                                                  (A , A2)           02/01/02        7.500        744,406
      3,730   New York, NY, General Obligation Unlimited,
                Series B, Subseries B8
                (Bayerische Landesbank LOC) VRDN(2)                      (AA- , Aa3)         01/07/02        1.500      3,730,000


                See Accompanying Notes to Financial Statements.

       PAR                                                               RATINGS(1)
      (000)                                                             (S&P/MOODY'S)        MATURITY        RATE%      VALUE
      -----                                                             -------------        --------        -----      -----
MUNICIPAL BONDS (CONTINUED)
NEW YORK (CONTINUED)
    $ 7,200   New York, NY, General Obligation Unlimited,
                Series D (FGIC Insurance LOC) VRDN(2)                    (AAA , Aaa)         01/07/02        1.550   $  7,200,000
      1,200   New York, NY, General Obligation Unlimited,
                Series D (FGIC Insurance LOC) VRDN(2)                    (AAA , Aaa)         01/07/02        1.400      1,200,000
      5,660   New York, NY, General Obligation Unlimited,
                Series F-4 (Landesbank Hessen-Thuringen LOC)
                VRDN(2)                                                  (AAA , Aaa)         01/07/02        1.550      5,660,000
      3,000   New York, NY, General Obligation Unlimited,
                Series F-6 (Morgan Guaranty Trust LOC) VRDN(2)           (AAA , Aa2)         01/07/02        2.200      3,000,000
      2,100   New York, NY, General Obligation Unlimited,
                SubSeries A-6 (Helaba LOC) VRDN(2)                      (AAA , VMIG1)        01/07/02        1.450      2,100,000
        600   New York, NY, General Obligation Unlimited,
                Subseries A-8 (AMBAC Insurance LOC) VRDN(2)            (A-1+ , VMIG1)        01/07/02        1.400        600,000
      1,000   New York, NY, General Obligation Unlimited,
                Subseries E3 (Westdeutsche Landesbank
                Gironzentrale LOC) VRDN(2)                               (AAA , Aaa)         01/01/02        1.490      1,000,000
        800   New York, NY, General Obligation Unlimited,
                Subseries J3 (Morgan Guaranty Trust LOC)
                VRDN(2)                                                  (AA- , Aa3)         01/02/02        1.600        800,000
      7,000   New York, NY, Revenue Anticipation Notes,
                General Obligation Unlimited, Series A                 (SP-1+ , M1G1)        04/12/02        3.000      7,018,812
      2,000   New York, NY, Transitional Finance Authority,
                Revenue Bonds                                           (NR , VMIG1)         03/29/02        3.050      2,000,000
      3,000   New York, NY, Transitional Finance Authority,
                Revenue Bonds, Series 3 BAN                               (NR , NR)          11/13/02        2.750      3,021,394
      3,550   New York, NY, Transitional Finance Authority,
                Revenue Bonds, Series A-1
                (Morgan Guaranty Trust LOC)                            (A-1+ , VMIG1)        01/07/02        1.500      3,550,000
        890   New York, NY, Transitional Finance Authority,
                Revenue Bonds, Series A-1
                (Morgan Guaranty Trust LOC)                            (A-1+ , VMIG1)        01/07/02        1.500        890,000
      1,315   New York, NY, Transitional Finance Authority,
                Revenue Bonds, Series A-2
                (Bank of Nova Scotia LOC)                                (AA , Aa3)          01/07/02        1.500      1,315,000
      1,544   Onondaga County, NY, General Obligation
                Unlimited, BAN                                            (NR , NR)          03/22/02        3.500      1,545,304
      2,345   Onondaga County, NY, Industrial Development
                Agency, Revenue Bonds (Midstate Printing Corp.
                Project) (Key Corp. Bank N.A. LOC) VRDN(2)                (NR , NR)          01/07/02        2.000      2,345,000
      1,320   Onondaga County, NY, Industrial Development
                Agency, Revenue Bonds (Plainville Turkey Farm
                Project) (Key Corp. Bank N.A. LOC) VRDN(2)                (NR , NR)          01/07/02        2.000      1,320,000
      4,930   Port Authority of New York and New Jersey
                (Bank of Nova Scotia LOC) TECP                           (A1+ , P1)          01/17/02        1.950      4,930,000
      1,000   St. Lawrence County, NY, Industrial Development
                Agency Environmental Facilities, Revenue Bonds
                (Aluminum Co. of America Project) VRDN(2)                 (A+ , NR)          01/07/02        1.660      1,000,000


                See Accompanying Notes to Financial Statements.

       PAR                                                               RATINGS(1)
      (000)                                                             (S&P/MOODY'S)        MATURITY        RATE%      VALUE
      -----                                                             -------------        --------        -----      -----
MUNICIPAL BONDS (CONTINUED)
NEW YORK (CONTINUED)
    $   580   Suffolk County, NY, General Obligation Unlimited
                (MBIA Insurance LOC)                                     (AAA , Aaa)         02/01/02        4.500   $    581,342
        500   Suffolk County, NY, General Obligation Unlimited,
                Series C, (FGIC Insurance LOC)                           (AAA , Aaa)         11/01/02        5.100        512,951
      1,000   Tompkins County, NY, Industrial Development
                Agency, Revenue Bonds, Series A
                (HSBC Bank LOC) VRDN(2)                                 (NR , VMIG1)         01/07/02        1.500      1,000,000
      7,000   Triborough Bridge and Tunnel Authority,
                Revenue Notes, Series A-1, BAN                         (SP-1+ , MIG1)        01/17/02        5.000      7,006,260
        220   Ulster County, NY, Industrial Development
                Agency, Revenue Bonds (Viking Industrial Inc.,
                 Project) (Keybank N.A. LOC) VRDN(2)                      (NR , NR)          01/07/02        2.000        220,000
      2,500   Yonkers, NY, Industrial Development Agency,
                Revenue Bonds, Series A01                               (NR , VMIG1)         01/07/02        1.690      2,500,000
                                                                                                                     ------------
TOTAL NEW YORK (Cost $175,657,436)                                                                                    175,657,436
                                                                                                                     ------------
PUERTO RICO (0.1%)
        100   Puerto Rico Industrial, Medical, and Evironmental
                Pollution Control Facilities, Revenue Bonds
                (Higher Education-AGMEF Project)
                (Bank of Tokyo Mitsubshi LOC) VRDN(2)                    (AA- , NR)          01/07/02        3.350        100,000
        150   Puerto Rico Municipal Finance Agency,
                Revenue Bonds, Series A (FSA Insurance LOC)              (AAA , Aaa)         07/01/02        5.300        152,336
                                                                                                                     ------------
TOTAL PUERTO RICO (Cost $252,336)                                                                                         252,336
                                                                                                                     ------------
TOTAL MUNICIPAL BONDS (Cost $175,909,772)                                                                             175,909,772
                                                                                                                     ------------

TOTAL INVESTMENTS AT VALUE (94.2%) (Cost $175,909,772(3))                                                             175,909,772
OTHER ASSETS IN EXCESS OF LIABILITIES (5.8%)                                                                           10,776,092
                                                                                                                     ------------
NET ASSETS (100.0%)                                                                                                  $186,685,864
                                                                                                                     ============


                  Average Weighted Maturity 39 days (Unaudited)

                            INVESTMENT ABBREVIATIONS
                         NR = Not Rated(4)
                        BAN = Bond Anticipation Note
                       VRDN = Variable Rate Demand Note
                       TECP = Tax Exempt Commercial Paper
                        LOC = Letter of Credit

--------------------------------------------------------------------------------
(1) Credit ratings given by Moody's Investors Service, Inc. and Standard & Poor's Ratings Group are unaudited.
(2) The interest rate is as of December 31, 2001 and the maturity date is the later of the next interest readjustment date or the date the principal amount can be recovered through demand.
(3) Also cost for federal income tax purposes.
(4) At the time of purchase the sub-investment adviser deemed these securities to be of comparable quality to rated securities that the fund may purchase.


                See Accompanying Notes to Financial Statements.

CREDIT SUISSE CASH RESERVE AND NEW YORK TAX EXEMPT FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2001

                                                                                                                       NEW YORK
                                                                                           CASH RESERVE FUND       TAX EXEMPT FUND
                                                                                           -----------------       ---------------
ASSETS
    Investments at value (Cost $289,963,262 and
      $175,909,772, respectively)                                                             $289,963,262           $175,909,772
    Cash                                                                                               953                 15,043
    Receivable for fund shares sold                                                             13,018,125                220,700
    Interest receivable                                                                            618,821              1,276,583
    Receivable for investments sold                                                                     --             10,908,970
    Other assets                                                                                    38,182                 44,723
                                                                                              ------------           ------------
      Total Assets                                                                             303,639,343            188,375,791
                                                                                              ------------           ------------
LIABILITIES
    Advisory fee payable                                                                             3,627                 32,988
    Sub-Advisory fee payable                                                                            --                 20,053
    Administrative services fee payable                                                             42,826                 15,796
    Payable for fund shares redeemed                                                             1,830,928              1,523,446
    Dividend payable                                                                               166,812                 83,663
    Other accrued expenses payable                                                                  78,039                 13,981
                                                                                              ------------           ------------
      Total Liabilities                                                                          2,122,232              1,689,927
                                                                                              ------------           ------------
NET ASSETS
    Capital stock, $0.001 par value                                                                301,599                186,703
    Paid-in capital                                                                            301,296,820            186,502,857
    Accumulated net realized loss from investments                                                 (81,308)                (3,696)
                                                                                              ------------           ------------
      Net Assets                                                                              $301,517,111           $186,685,864
                                                                                              ============           ============

COMMON SHARES
    Net assets                                                                                $301,516,111           $186,684,864
    Shares outstanding                                                                         301,598,036            186,701,679
                                                                                              ------------           ------------
    Net asset value, offering price and redemption price per share                                   $1.00                  $1.00
                                                                                                     =====                  =====

A SHARES
    Net assets                                                                                $      1,000           $      1,000
    Shares outstanding                                                                               1,000                  1,000
                                                                                              ------------           ------------
    Net asset value, offering price and redemption price per share                                   $1.00                  $1.00
                                                                                                     =====                  =====


                See Accompanying Notes to Financial Statements.

CREDIT SUISSE CASH RESERVE AND NEW YORK TAX EXEMPT FUNDS
STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2001

                                                                                                                      NEW YORK
                                                                                           CASH RESERVE FUND       TAX EXEMPT FUND
                                                                                           -----------------       ---------------
INTEREST INCOME                                                                               $14,797,706             $5,009,307
                                                                                              -----------             ----------
EXPENSES
    Investment advisory fees                                                                    1,124,595                471,349
    Sub-Investment advisory fees                                                                  131,889                472,104
    Administrative services fees                                                                  535,328                188,539
    Transfer agent fees                                                                           154,929                 17,573
    Legal fees                                                                                     75,884                 48,622
    Custodian fees                                                                                 52,648                 25,446
    Registration fees                                                                              46,219                 21,022
    Printing fees                                                                                  37,042                 29,735
    Audit fees                                                                                     19,000                 18,519
    Directors fees                                                                                 18,487                 18,106
    Insurance expense                                                                               9,147                  5,548
    Miscellaneous expense                                                                          12,739                  8,097
                                                                                              -----------             ----------
       Total expenses                                                                           2,217,907              1,324,660
    Less: fees waived and transfer agent offsets                                                 (367,839)              (288,443)
                                                                                              -----------             ----------
       Net expenses                                                                             1,850,068              1,036,217
                                                                                              -----------             ----------
           Net investment income                                                               12,947,638              3,973,090
                                                                                              -----------             ----------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS                                                          43,591                 (3,696)
                                                                                              -----------             ----------
    Net increase in net assets resulting from operations                                      $12,991,229             $3,969,394
                                                                                              ===========             ==========





                See Accompanying Notes to Financial Statements.

CREDIT SUISSE CASH RESERVE AND NEW YORK TAX EXEMPT FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

                                                                CASH RESERVE FUND                   NEW YORK TAX EXEMPT FUND
                                                      -------------------------------------   -------------------------------------
                                                        FOR THE YEAR        FOR THE YEAR        FOR THE YEAR        FOR THE YEAR
                                                            ENDED               ENDED               ENDED               ENDED
                                                      DECEMBER 31, 2001   DECEMBER 31, 2000   DECEMBER 31, 2001   DECEMBER 31, 2000
                                                      -----------------   -----------------   -----------------   -----------------
FROM OPERATIONS
  Net investment income                                $    12,947,638     $    23,335,928      $   3,973,090       $   5,990,009
  Net realized gain (loss) from investments                     43,591              18,798             (3,696)                 --
                                                       ---------------     ---------------      -------------       -------------
    Net increase in net assets resulting
     from operations                                        12,991,229          23,354,726          3,969,394           5,990,009
                                                       ---------------     ---------------      -------------       -------------

FROM DIVIDENDS
  Dividends from net investment income
    Common Class shares                                    (12,947,637)        (23,335,928)        (3,973,089)         (5,990,009)
    Class A shares                                                  (1)                 --                 (1)                 --
                                                       ---------------     ---------------      -------------       -------------
    Net decrease in net assets from
     dividends                                             (12,947,638)        (23,335,928)        (3,973,090)         (5,990,009)
                                                       ---------------     ---------------      -------------       -------------

FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from sale of shares                           1,368,773,474       3,124,804,878        391,822,502         398,494,447
  Reinvestment of dividends                                  8,278,869          14,473,214          1,927,374           2,970,040
  Net asset value of shares redeemed                    (1,419,201,509)     (3,259,645,159)      (404,604,049)       (385,762,447)
                                                       ---------------     ---------------      -------------       -------------
    Net increase (decrease) in net assets
     from capital share transactions                       (42,149,166)       (120,367,067)       (10,854,173)         15,702,040
                                                       ---------------     ---------------      -------------       -------------
  Net increase (decrease) in net assets                    (42,105,575)       (120,348,269)       (10,857,869)         15,702,040

NET ASSETS
  Beginning of year                                        343,622,686         463,970,955        197,543,733         181,841,693
                                                       ---------------     ---------------      -------------       -------------
  End of year                                          $   301,517,111     $   343,622,686      $ 186,685,864       $ 197,543,733
                                                       ===============     ===============      =============       =============






                See Accompanying Notes to Financial Statements.

CREDIT SUISSE CASH RESERVE FUND
FINANCIAL HIGHLIGHTS
(For a Common Class Share of the Fund Outstanding Throughout Each Period)

                                                                            FOR THE YEAR ENDED DECEMBER 31,
                                                     -----------------------------------------------------------------------------
                                                       2001         2000          1999          1998        1997(1)        1997(2)
                                                     --------     --------      --------      --------     --------       --------
PER SHARE DATA
   Net asset value, beginning of period              $ 1.0000     $ 1.0000      $ 1.0000      $ 1.0000     $ 1.0000       $ 1.0000

INVESTMENT OPERATIONS
   Net investment income                               0.0371       0.0592        0.0464        0.0499       0.0428         0.0492

LESS DIVIDENDS
   Dividends from net investment income               (0.0371)     (0.0592)      (0.0464)      (0.0499)     (0.0428)       (0.0492)
                                                     --------     --------      --------      --------     --------       --------
NET ASSET VALUE, END OF PERIOD                       $ 1.0000     $ 1.0000      $ 1.0000      $ 1.0000     $ 1.0000       $ 1.0000
                                                     ========     ========      ========      ========     ========       ========
         Total return                                    3.77%        6.08%         4.74%         5.12%        4.28%(3)       5.03%

RATIOS AND SUPPLEMENTAL DATA
   Net assets, end of period (000s omitted)          $301,516     $343,623      $463,971      $429,978     $472,675       $416,735
      Ratio of expenses to average net assets(4)         0.55%        0.57%         0.56%         0.56%        0.55%(5)       0.55%
      Ratio of net investment income to average
         net assets                                      3.85%        5.87%         4.66%         5.00%        5.11%(5)       4.93%
      Decrease reflected in above
         operating expense ratios due to
         waivers/reimbursements                          0.11%        0.11%         0.12%         0.12%        0.12%(5)       0.14%

--------------------------------------------------------------------------------
(1) In 1997, the Credit Suisse Cash Reserve Fund changed its fiscal year end from February 28th to December 31st. The information presented is for the period March 1, 1997 through December 31, 1997.
(2) For the year ended February 28, 1997.
(3) Non-annualized.
(4) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements resulted in a reduction to the Common Class share's net expense ratio by .00%, .02%, .01%, .01%, .00%, and .00% for each of the years ended December 31, 2001, 2000, 1999, 1998, the period March 1, 1997 through December 31, 1997, and the year ended February 28, 1997, respectively. The operating expense ratio after reflecting these arrangements was .55% for each of the years ended
    December 31, 2001, 2000, 1999, 1998, the period March 1, 1997 through December 31, 1997, and the year ended February 28, 1997, respectively.
(5) Annualized.





                See Accompanying Notes to Financial Statements.

CREDIT SUISSE CASH RESERVE FUND
FINANCIAL HIGHLIGHTS
(For a Class A Share of the Fund Outstanding Throughout the Period)

                                                                                                    FOR THE PERIOD
                                                                                                         ENDED
                                                                                                  DECEMBER 31, 2001(1)
                                                                                                  --------------------
PER SHARE DATA
   Net asset value, beginning of period                                                                 $1.0000

INVESTMENT OPERATIONS
   Net investment income                                                                                 0.0011

LESS DIVIDENDS
   Dividends from net investment income                                                                 (0.0011)
                                                                                                        -------
NET ASSET VALUE, END OF PERIOD                                                                          $1.0000
                                                                                                        =======
         Total return                                                                                      0.11%(2)

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)                                                              $     1
      Ratio of expenses to average net assets(3)                                                           0.80%(4)
      Ratio of net investment income to average net assets                                                 1.43%(4)
      Decrease reflected in above operating expense
         ratios due to waivers/reimbursements                                                              0.37%(4)

(1) For the period November 30, 2001 (commencement of operations) through December 31, 2001.
(2) Non-annualized.
(3) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements would not have significantly effected the Class A shares' expense ratio for the period ended December 31, 2001.
(4) Annualized.



                See Accompanying Notes to Financial Statements.

CREDIT SUISSE NEW YORK TAX EXEMPT FUND
FINANCIAL HIGHLIGHTS
(For a Common Class Share of the Fund Outstanding Throughout Each Period)

                                                                           FOR THE YEAR ENDED DECEMBER 31,
                                                     -----------------------------------------------------------------------------
                                                       2001         2000          1999          1998        1997(1)        1997(2)
                                                     --------     --------      --------      --------     --------       --------
PER SHARE DATA
   Net asset value, beginning of period              $ 1.0000     $ 1.0000      $ 1.0000      $ 1.0000     $ 1.0000       $ 1.0000

INVESTMENT OPERATIONS
   Net investment income                               0.0202       0.0341        0.0267        0.0287       0.0261         0.0288

LESS DIVIDENDS
   Dividends from net investment income               (0.0202)     (0.0341)      (0.0267)      (0.0287)     (0.0261)       (0.0288)
                                                     --------     --------      --------      --------     --------       --------
NET ASSET VALUE, END OF PERIOD                       $ 1.0000     $ 1.0000      $ 1.0000      $ 1.0000     $ 1.0000       $ 1.0000
                                                     ========     ========      ========      ========     ========       ========
         Total return                                    2.13%        3.46%         2.70%         2.92%        2.64%(3)       2.92%

RATIOS AND SUPPLEMENTAL DATA
    Net assets, end of period (000s omitted)         $186,685     $197,544      $181,842      $174,743     $151,173       $124,191
      Ratio of expenses to average net assets(4)         0.55%        0.57%         0.56%         0.55%        0.55%(5)       0.55%
      Ratio of net investment income to average
         net assets                                      2.11%        3.39%         2.68%         2.86%        3.12%(5)       2.88%
      Decrease reflected in above
         operating expense ratios due to
         waivers/reimbursements                          0.15%        0.11%         0.13%         0.14%        0.12%(5)       0.17%

--------------------------------------------------------------------------------
(1) In 1997, the Credit Suisse New York Tax Exempt Fund changed its fiscal year-end from February 28th to December 31st. The information presented is for the period March 1, 1997 through December 31, 1997.
(2) For the year ended February 28, 1997.
(3) Non-annualized.
(4) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements resulted in a reduction to the Common Class shares' net expense ratio by .00%, .02%, .01%, .00%, .00%, and .00% for each of the years ended December 31, 2001, 2000, 1999, 1998, the period March 1, 1997 through December 31, 1997, and the year ended February 28, 1997, respectively. The operating expense ratio after reflecting these arrangements was .55% for each of the years ended
    December 31, 2001, 2000, 1999, 1998, the period March 1, 1997 through December 31, 1997, and the year ended February 28, 1997, respectively.
(5) Annualized.


                See Accompanying Notes to Financial Statements.

CREDIT SUISSE NEW YORK TAX EXEMPT FUND
FINANCIAL HIGHLIGHTS
(For a Class A Share of the Fund Outstanding Throughout the Period)

                                                                                                    FOR THE PERIOD
                                                                                                         ENDED
                                                                                                  DECEMBER 31, 2001(1)
                                                                                                  --------------------
PER SHARE DATA
   Net asset value, beginning of period                                                                 $1.0000

INVESTMENT OPERATIONS
   Net investment income                                                                                 0.0004

LESS DIVIDENDS
   Dividends from net investment income                                                                 (0.0004)
                                                                                                        -------
NET ASSET VALUE, END OF PERIOD                                                                          $1.0000
                                                                                                        =======
         Total return                                                                                      0.04%(2)

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)                                                              $     1
      Ratio of expenses to average net assets(3)                                                           0.80%(4)
      Ratio of net investment income to average net assets                                                 0.50%(4)
      Decrease reflected in above operating expense
         ratios due to waivers/reimbursements                                                              0.15%(4)

--------------------------------------------------------------------------------
(1) For the period November 30, 2001 (commencement of operations) through December 31, 2001.
(2) Non-annualized.
(3) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements would not have significantly effected the Class A shares' expense ratio for the period ended December 31, 2001.
(4) Annualized.


                See Accompanying Notes to Financial Statements.

CREDIT SUISSE CASH RESERVE AND NEW YORK TAX EXEMPT FUNDS
NOTES TO FINANCIAL STATEMENTS
December 31, 2001


NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    The Credit Suisse Cash Reserve Fund, formerly the Warburg Pincus Cash Reserve Fund, ("Cash Reserve") and Credit Suisse New York Tax Exempt Fund, formerly the Warburg Pincus New York Tax Exempt Fund, ("New York Tax Exempt") (each, a "Fund" and collectively, the "Funds") are registered under the Investment Company Act of 1940, as amended, as open-end management investment companies.

    The investment objective of the Cash Reserve Fund is to provide investors with high current income consistent with liquidity and stability of principal. The investment objective of the New York Tax Exempt Fund is to provide investors with as high a level of current interest income exempt from federal, New York state and New York City personal income taxes as is consistent with preservation of capital and liquidity.

    Each Fund offers Common Class and Class A shares. Each class of shares in each Fund represents an equal pro rata interest in each Fund, except that they bear different expenses, which reflect the difference in the range of services provided to them. Common Class shares of each Fund bear no class specific expenses. Class A shares of each Fund bear expenses paid pursuant to a plan of distribution at an annual rate of .25% of the average daily net asset value of each Fund's Class A shares.

    New York State and New York City have at times faced serious economic problems that have adversely affected New York municipal issuers. The default or credit-rating downgrade of one of these issuers could affect the market value and marketability of New York municipal securities and hurt New York Tax Exempt's yield or share price. As a result, the Fund may be riskier than a more geographically diversified municipal money-market fund.

    A) SECURITY VALUATION -- The net asset value of each Fund is determined twice daily as of noon and the close of regular trading on the New York Stock Exchange, Inc. Each Fund's investments are valued under the amortized cost method, which has been determined by the Funds' Board of Directors to represent the fair value of the Funds' investments. The Board of Directors has established procedures which include review by the Board of Directors, at such intervals as it deems appropriate, to determine the extent, if any, to which the Fund's net asset value per share calculated by using available market quotations deviates from $1.00 per share. In the event such deviation exceeds 1/2 of 1%, the Board of Directors will promptly consider what action, if any, should be initiated. Amortized cost involves valuing a Fund holding initially at its cost and then assumes a constant amortization to maturity of any discount or premium. The amortized cost method ignores any impact of fluctuating interest rates.

    B) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

    C) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared daily and paid monthly. Distributions of net realized capital gains, if any, are generally declared and paid annually, although Cash Reserve may declare and pay short-term capital gains, if any, periodically as the Board of Directors determines. However, to the extent that a net realized capital gain can be reduced by a capital loss carryover, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America ("GAAP").

    D) FEDERAL INCOME TAXES -- No provision is made for federal taxes as it is each Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

    E) USE OF ESTIMATES -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

    F) REPURCHASE AGREEMENTS -- Each Fund may enter into repurchase agreements. Under the terms of a typical repurchase agreement, a Fund acquires a security subject to an obligation of the seller to repurchase. Securities pledged as collateral for repurchase agreements are held by the Fund's custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payment of interest and principal; however in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.


NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

    Credit Suisse Asset Management, LLC ("CSAM"), an indirect, wholly-owned subsidiary of Credit Suisse Group, serves as each Fund's investment adviser. For its investment advisory services through February 14, 2001, CSAM was entitled to receive a fee calculated at an annual rate of .25% of Cash Reserve's average daily net assets. Pursuant to a new investment advisory agreement effective February 15, 2001, CSAM became the Fund's sole investment adviser and the advisory fee payable to CSAM increased to .35% of Cash Reserve's average daily net assets. For its investment advisory services for New York Tax Exempt CSAM is entitled to receive a fee, calculated at an annual rate of .25% of the Fund's average daily net assets. For the year ended December 31, 2001, investment advisory fees earned and voluntarily waived were as follows:

                                                                    GROSS                                          NET
         FUND                                                    ADVISORY FEE             WAIVER               ADVISORY FEE
         ----                                                    ------------             ------               ------------
         Cash Reserve                                             $1,124,595            $(306,520)              $818,075
         New York Tax Exempt                                         471,349              (63,223)               408,126

    BlackRock Institutional Management Corporation ("BIMC"), a majority-owned subsidiary of PNC Financial Services Group, serves as New York Tax Exempt's sub-investment adviser and co-administrator. For its sub-investment advisory and co-administrative services, BIMC is entitled to receive a fee, exclusive of out-of-pocket expenses, calculated at an annual rate of .25% of New York Tax Exempt's average daily net assets. Through February 14, 2001, BIMC also served as Cash Reserve's sub-investment adviser and co-administrator. For its sub-investment advisory and co-administrative services, BIMC was entitled to receive a fee, exclusive of out-of-pocket expenses, calculated at an annual rate of .25% of the Cash Reserve's average daily net assets. In connection with the new investment advisory agreement, BIMC was terminated as Cash Reserve's sub-investment adviser and co-administrator. For the year ended December 31, 2001 for New York Tax Exempt and for the period January 1, 2001 through February 14, 2001 for Cash Reserve, sub-investment advisory fees and co-administrative services fees (including out of pocket expenses) were as follows:

                                                             GROSS SUB-ADVISORY                             NET SUB-ADVISORY
                                                                    AND                                           AND
         FUND                                              CO-ADMINISTRATION FEE         WAIVER          CO-ADMINISTRATION FEE
         ----                                              ---------------------         ------          ---------------------
         Cash Reserve                                             $131,889             $  (51,017)             $  80,872
         New York Tax Exempt                                       472,104               (220,595)               251,509

    Effective February 15, 2001, PFPC Inc. ("PFPC"), an indirect, wholly-owned subsidiary of PNC Financial Services Group, was retained as co-administrator for Cash Reserve. For its administrative services, PFPC is entitled to receive a fee, exclusive of out-of-pocket expenses, based on the following fee structure:

         AVERAGE DAILY NET ASSETS                                           ANNUAL RATE
         ------------------------                                --------------------------------
         First $500 million                                      .07% of average daily net assets
         Next $1 billion                                         .06% of average daily net assets
         Over $1.5 billion                                       .05% of average daily net assets

    For the period February 15, 2001 through December 31, 2001, administrative services fees earned by PFPC (including out of pocket expenses) were $198,952.

    Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of CSAM, serves as each Fund's co-administrator. For its administrative services, CSAMSI currently receives a fee calculated at an annual rate of .10% of each Fund's average daily net assets.

    For the year ended December 31, 2001, co-administrative service fees earned by CSAMSI were as follows:

         FUND                                                    CO-ADMINISTRATION FEE
         ----                                                    ---------------------
         Cash Reserve                                                   $336,376
         New York Tax Exempt                                             188,539

    In addition to serving as each Fund's co-administrator, CSAMSI currently serves as distributor of each Fund's shares. Pursuant to a distribution plan adopted by each Fund pursuant to Rule 12b-1 under the 1940 Act, CSAMSI receives a fee for its distribution services. This fee is calculated at an annual rate of ..25% of the average daily net assets of the Class A shares of each Fund. CSAMSI may use this fee to compensate service organizations for shareholder servicing and distribution services.

    For the period November 30, 2001 (commencement of operations of the Class A shares) through December 31, 2001, distribution fees paid to CSAMSI were less than $1 for each Fund.

    Boston Financial Data Services, Inc. ("BFDS") serves as each Fund's transfer and dividend disbursement agent. The Funds have an arrangement with BFDS whereby interest earned on uninvested cash balances is used to offset a portion of their transfer agent expense. For the year ended

December 31, 2001, the Funds received credits or reimbursements under this arrangement as follows:

         FUND                                                               AMOUNT
         ----                                                              --------
         Cash Reserve                                                      $10,302
         New York Tax Exempt                                                 4,625

    Merrill Corporation ("Merrill"), an affiliate of CSAM, has been engaged by the Funds to provide certain financial printing services. For the year ended December 31, 2001, Merrill was paid by the Funds for its services as follows:

         FUND                                                               AMOUNT
         ----                                                              --------
         Cash Reserve                                                       $19,476
         New York Tax Exempt                                                 13,919


NOTE 3. CAPITAL SHARE TRANSACTIONS

    Each Fund is authorized to issue four billion full and fractional shares of capital stock, $.001 par value per share, of which one billion shares of each Fund are classified as Common shares, two billion shares are classified as Advisor shares and one billion shares are designated as Class A shares. Transactions in shares of each Fund were as follows:

                                                                          CASH RESERVE FUND
                                          -----------------------------------------------------------------------------------
                                                                            COMMON CLASS
                                          -----------------------------------------------------------------------------------
                                                  FOR THE YEAR ENDED                            FOR THE YEAR ENDED
                                                   DECEMBER 31, 2001                             DECEMBER 31, 2000
                                          -------------------------------------         -------------------------------------
                                             SHARES                   VALUE                 SHARES                  VALUE
                                          -------------           -------------         -------------           -------------
Shares sold                               1,368,772,474         $ 1,368,772,474         3,124,804,878         $ 3,124,804,878
Shares issued in reinvestment
   of dividends                               8,278,869               8,278,869            14,473,214              14,473,214
Shares redeemed                          (1,419,201,509)         (1,419,201,509)       (3,259,645,159)         (3,259,645,159)
                                          -------------           -------------         -------------           -------------
   Net decrease                             (42,150,166)        $   (42,150,166)         (120,367,067)        $  (120,367,067)
                                          =============           =============         =============           =============


                                                   CASH RESERVE FUND
                                          -------------------------------------
                                                        CLASS A
                                          -------------------------------------
                                                  FOR THE PERIOD ENDED
                                                    DECEMBER 31, 2001
                                          -------------------------------------
                                             SHARES                   VALUE
                                          -------------           -------------
Shares sold                                   1,000                   $1,000
                                              -----                    -----
Net increase                                  1,000                   $1,000
                                              =====                    =====

                                                                      NEW YORK TAX EXEMPT FUND
                                          ----------------------------------------------------------------------------------
                                                                            COMMON CLASS
                                          ----------------------------------------------------------------------------------
                                                 FOR THE YEAR ENDED                              FOR THE YEAR ENDED
                                                  DECEMBER 31, 2001                               DECEMBER 31, 2000
                                          ----------------------------------              ----------------------------------
                                             SHARES                VALUE                     SHARES                VALUE
                                          ------------          ------------              ------------          ------------
Shares sold                                391,821,502         $ 391,821,502               398,494,447         $ 398,494,447
Shares issued in reinvestment
   of dividends                              1,927,374             1,927,374                 2,970,040             2,970,040
Shares redeemed                           (404,604,049)         (404,604,049)             (385,762,447)         (385,762,447)
                                           -----------           -----------               -----------           -----------
Net increase (decrease)                    (10,855,173)        $ (10,855,173)               15,702,040         $  15,702,040
                                           ===========           ===========               ===========           ===========


                                              NEW YORK TAX EXEMPT FUND
                                          ----------------------------------
                                                       CLASS A
                                          ----------------------------------
                                                FOR THE PERIOD ENDED
                                                  DECEMBER 31, 2001
                                          ----------------------------------
                                             SHARES                 VALUE
                                          ------------          ------------
   Shares sold                                1,000                $1,000
                                              -----                 -----
   Net increase                               1,000                $1,000
                                              =====                 =====

NOTE 4. FEDERAL INCOME TAXES

    Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of losses deferred due to wash sales, and excise tax regulations.

    Cash Reserve and New York Tax Exempt had $12,947,638 and $3,973,090 in distributions, respectively, during the year ended December 31, 2001, which were classified as ordinary income for tax purposes.

    At December 31, 2001, the components of distributable earnings on a tax basis were as follows:

                                                                                                     NEW YORK
                                                                                 CASH RESERVE       TAX EXEMPT
                                                                                 ------------       ----------
         Undistributed ordinary income                                            $       --        $       --
         Capital loss carryovers                                                     (81,308)           (3,696)
                                                                                  ----------        ----------
                                                                                  $  (81,308)       $   (3,696)
                                                                                  ==========        ==========

    At December 31, 2001, Cash Reserve and New York Tax Exempt had capital loss carryovers available to offset possible future capital gains of $81,308 and $3,696 expiring in 2006 and 2009, respectively. During the fiscal year ended December 31, 2001, Cash Reserve utilized $43,591 of capital losses.

    At December 31, 2001, capital contributions, and accumulated net realized gain (loss) from investments have been adjusted for current period permanent book/tax differences. New York Tax Exempt reclassified $188 of expired capital loss carryover from accumulated net realized gain (loss) from investments to capital contributions. Net investment income, net realized gain (loss) on investments and net assets were not affected by these reclassifications.

CREDIT SUISSE CASH RESERVE AND NEW YORK TAX EXEMPT FUNDS
REPORT OF INDEPENDENT ACCOUNTANTS


To the Board of Directors and Shareholders of Credit Suisse Cash Reserve Fund, Inc. and
Credit Suisse New York Tax Exempt Fund, Inc.:

    In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Credit Suisse Cash Reserve Fund, Inc. and Credit Suisse New York Tax Exempt Fund, Inc. (the "Funds") at
December 31, 2001, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the years (or periods) presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2001 by correspondence with the custodian provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
February 5, 2002

CREDIT SUISSE CASH RESERVE AND NEW YORK TAX EXEMPT FUNDS
INFORMATION CONCERNING DIRECTORS AND OFFICERS (UNAUDITED)

                                                     TERM                                       NUMBER OF
                                                     OF OFFICE(1)                               PORTFOLIOS IN
                                                     AND                                        FUND
                                    POSITION(S)      LENGTH         PRINCIPAL                   COMPLEX            OTHER
                                    HELD WITH        OF TIME        OCCUPATION(S) DURING        OVERSEEN BY        DIRECTORSHIPS
NAME, ADDRESS AND AGE               FUNDS            SERVED         PAST FIVE YEARS             DIRECTOR           HELD BY DIRECTOR
---------------------               -----------      ------------   --------------------        -------------      ----------------
INDEPENDENT DIRECTORS

Richard H. Francis                  Director and     Since          Currently retired;          59                 Director of
40 Grosvenor Road                   Audit            2000           Executive Vice                                 The Indonesia
Short Hills, New Jersey             Committee                       President and                                  Fund, Inc.
07078                               Member                          Chief Financial
                                                                    Officer of Pan Am
Age: 68                                                             Corporation and
                                                                    Pan American
                                                                    World Airways,
                                                                    Inc. from 1988 to
                                                                    1991

Jack W. Fritz                       Director and     Since          Private investor;           59                 Director of
2425 North Fish Creek Road          Audit            Fund           Consultant and                                 Advo, Inc.
P.O. Box 1287                       Committee        Inception      Director of Fritz                              (direct mail
Wilson, Wyoming 83014               Member                          Broadcasting, Inc.                             advertising)
                                                                    and Fritz
Age: 73                                                             Communications
                                                                    (developers and
                                                                    operators of radio
                                                                    stations) since
                                                                    1987

Jeffrey E. Garten                   Director and     Since          Dean of Yale                59                 Director of
Box 208200                          Audit            1998           School of                                      Aetna, Inc.;
New Haven, Connecticut              Committee                       Management and                                 Director of
06520-8200                          Member                          William S. Beinecke                            Calpine Energy
                                                                    Professor in the                               Corporation
Age: 54                                                             Practice of
                                                                    International
                                                                    Trade and Finance;
                                                                    Undersecretary of
                                                                    Commerce for
                                                                    International Trade
                                                                    from November 1993
                                                                    to October 1995;
                                                                    Professor at
                                                                    Columbia University
                                                                    from September
                                                                    1992 to November
                                                                    1993

----------------------
(1) Each Director and Officer serves until his or her respective successor has been duly elected and qualified.

                                                     TERM                                       NUMBER OF
                                                     OF OFFICE(1)                               PORTFOLIOS IN
                                                     AND                                        FUND
                                    POSITION(S)      LENGTH         PRINCIPAL                   COMPLEX            OTHER
                                    HELD WITH        OF TIME        OCCUPATION(S) DURING        OVERSEEN BY        DIRECTORSHIPS
NAME, ADDRESS AND AGE               FUNDS            SERVED         PAST FIVE YEARS             DIRECTOR           HELD BY DIRECTOR
---------------------               -----------      ------------   --------------------        -------------      ----------------
Peter F. Krogh                      Director and     Since          Dean Emeritus and           59                 Member of
301 ICC                             Audit            2001           Distinguished Professor                        Board
Georgetown University               Committee                       of International Affairs                       of The Carlisle
Washington, DC 20057                Member                          at the Edmund A.                               Companies Inc.;
                                                                    Walsh School of                                Member of
Age: 64                                                             Foreign Service,                               Selection
                                                                    Georgetown University;                         Committee
                                                                    Moderator of PBS                               for Truman
                                                                    foreign affairs television                     Scholars and
                                                                    series                                         Henry Luce
                                                                                                                   Scholars;
                                                                                                                   Senior Associate
                                                                                                                   of Center for
                                                                                                                   Strategic and
                                                                                                                   International
                                                                                                                   Studies; Trustee
                                                                                                                   of numerous world
                                                                                                                   affairs
                                                                                                                   organizations

James S. Pasman, Jr.                Director and     Since          Currently retired;          59                 Director of
29 The Trillium                     Audit            2000           President and Chief                            Education
Pittsburgh, Pennsylvania            Committee                       Operating Officer of                           Management
15238                               Member                          National InterGroup,                           Corp., Tyco
                                                                    Inc. from April 1989                           International
Age: 70                                                             to March 1991;                                 Ltd.; Credit
                                                                    Chairman of Permian                            Suisse Asset
                                                                    Oil Co. from April 1989                        Management
                                                                    to March 1991                                  Income Fund,
                                                                                                                   Inc.; Trustee of
                                                                                                                   Credit Suisse
                                                                                                                   High Yield Bond
                                                                                                                   Fund; Deutsche
                                                                                                                   VIT Funds,
                                                                                                                   overseeing six
                                                                                                                   portfolios

                                                     TERM                                       NUMBER OF
                                                     OF OFFICE(1)                               PORTFOLIOS IN
                                                     AND                                        FUND
                                    POSITION(S)      LENGTH         PRINCIPAL                   COMPLEX            OTHER
                                    HELD WITH        OF TIME        OCCUPATION(S) DURING        OVERSEEN BY        DIRECTORSHIPS
NAME, ADDRESS AND AGE               FUNDS            SERVED         PAST FIVE YEARS             DIRECTOR           HELD BY DIRECTOR
---------------------               -----------      ------------   --------------------        -------------      ----------------
Steven N. Rappaport                 Director and     Since          President of Loanet,        59                 Director of
Loanet, Inc.                        Audit            2000           Inc. (on-line accounting                       The First Israel
40 East 52nd Street                 Committee                       service) since 1997;                           Fund, Inc.
New York, New York                  Chairman                        Executive Vice
10022                                                               President of Loanet,
                                                                    Inc. from 1994 to 1997;
Age: 52                                                             Director, President, North
                                                                    American Operations,
                                                                    and former Executive
                                                                    Vice President from
                                                                    1992 to 1993 of
                                                                    Worldwide Operations
                                                                    of Metallurg Inc.;
                                                                    Executive Vice
                                                                    President, Telerate, Inc.
                                                                    from 1987 to 1992;
                                                                    Partner in the law firm
                                                                    of Hartman & Craven until
                                                                    1987

INTERESTED DIRECTOR

William W. Priest(2)                Director         Since          Senior Partner and          59                 Director of The
Steinberg Priest                                     1999           Fund Manager,                                  Brazilian Equity
Capital Management                                                  Steinberg                                      Fund, Inc.; The
12 East 49th Street                                                 Priest Capital                                 Chile Fund, Inc.;
12th Floor                                                          Management since                               The Emerging
New York, New York                                                  March 2001; Chairman                           Markets Tele-
10017                                                               and Managing                                   communications
                                                                    Director of CSAM                               Fund, Inc.; The
Age: 59                                                             from 2000 to                                   First Israel
                                                                    February 2001, Chief                           Fund, Inc.; The
                                                                    Executive Officer and                          Latin American
                                                                    Managing Director of                           Equity Fund,
                                                                    CSAM from 1990 to                              Inc.; The
                                                                    2000                                           Indonesia Fund,
                                                                                                                   Inc.; and Credit
                                                                                                                   Suisse Asset
                                                                                                                   Management
                                                                                                                   Income Fund, Inc.

---------------------
(2) Mr. Priest is a Director who is an "interested person" of the Funds as defined in the 1940 Act, because he was an officer of CSAM until February 2001.

                                                     TERM                                       NUMBER OF
                                                     OF OFFICE(1)                               PORTFOLIOS IN
                                                     AND                                        FUND
                                    POSITION(S)      LENGTH         PRINCIPAL                   COMPLEX            OTHER
                                    HELD WITH        OF TIME        OCCUPATION(S) DURING        OVERSEEN BY        DIRECTORSHIPS
NAME, ADDRESS AND AGE               FUNDS            SERVED         PAST FIVE YEARS             OFFICER            HELD BY OFFICER
---------------------               -----------      ------------   --------------------        -------------      ----------------
OFFICERS

James P. McCaughan                  Chairman         Since          Chief Executive Officer     N/A                N/A
Credit Suisse Asset                                  2000           and Managing Director
Management, LLC                                                     of CSAM; Associated
466 Lexington Avenue                                                with CSAM since
New York, New York                                                  2000; President and
10017-3147                                                          Chief Operating Officer
                                                                    of Oppenheimer Capital
Age: 47                                                             from 1998 to 1999;
                                                                    President and Chief
                                                                    Executive Officer of
                                                                    UBS Asset
                                                                    Management (New
                                                                    York) Inc. from 1996
                                                                    to 1998; Functional
                                                                    Advisor (Institutional
                                                                    Asset Management)
                                                                    of Union Bank of
                                                                    Switzerland from
                                                                    1994 to 1996

Hal Liebes, Esq.                    Vice             Since          Managing Director and       N/A                N/A
Credit Suisse Asset                 President        1999           General Counsel of
Management, LLC                     and Secretary                   CSAM; Associated with
466 Lexington Avenue                                                Lehman Brothers, Inc.
New York, New York                                                  from 1996 to 1997;
10017-3147                                                          Associated with CSAM
                                                                    from 1995 to 1996;
Age: 36                                                             Associated with CS
                                                                    First Boston Investment
                                                                    Management from 1994
                                                                    to 1995; Associated with
                                                                    Division of Enforcement,
                                                                    U.S. Securities and
                                                                    Exchange Commission
                                                                    from 1991 to 1994

Michael A. Pignataro                Treasurer        Since          Director and Director       N/A                N/A
Credit Suisse Asset                 and Chief        1999           of Fund Administration
Management, LLC                     Financial                       of CSAM; Associated
466 Lexington Avenue                Officer                         with CSAM since 1984
New York, New York
10017-3147

Age: 42

                                                     TERM                                       NUMBER OF
                                                     OF OFFICE(1)                               PORTFOLIOS IN
                                                     AND                                        FUND
                                    POSITION(S)      LENGTH         PRINCIPAL                   COMPLEX            OTHER
                                    HELD WITH        OF TIME        OCCUPATION(S) DURING        OVERSEEN BY        DIRECTORSHIPS
NAME, ADDRESS AND AGE               FUNDS            SERVED         PAST FIVE YEARS             OFFICER            HELD BY OFFICER
---------------------               -----------      ------------   --------------------        -------------      ----------------
Gregory N. Bressler, Esq.           Assistant        Since          Vice President and          N/A                N/A
Credit Suisse Asset                 Secretary        2000           Legal Counsel of CSAM
Management, LLC                                                     since January 2000;
466 Lexington Avenue                                                Associated with the
New York, New York                                                  law firm of Swidler
10017-3147                                                          Berlin Shereff Friedman
                                                                    LLP from 1996 to 2000
Age: 35

Stuart J. Cohen, Esq.               Assistant        Since          Vice President and          N/A                N/A
Credit Suisse Asset                 Secretary        1997           Legal Counsel of CSAM;
Management, LLC                                                     Associated with CSAM
466 Lexington Avenue                                                since Credit Suisse
New York, New York                                                  acquired the Funds'
10017-3147                                                          predecessor adviser in
                                                                    July 1999; with the
Age: 32                                                             predecessor adviser since
                                                                    1997; Associated with
                                                                    the law firm of Gordon
                                                                    Altman Butowsky
                                                                    Weitzen Shalov & Wein
                                                                    from 1995 to 1997

Rocco A. DelGuercio                 Assistant        Since          Vice President and          N/A                N/A
Credit Suisse Asset                 Treasurer        1999           Administrative Officer of
Management, LLC                                                     CSAM; Associated with
466 Lexington Avenue                                                CSAM since June 1996;
New York, New York                                                  Assistant Treasurer,
10017-3147                                                          Bankers Trust Corp.--
                                                                    Fund Administration
Age: 38                                                             from March 1994 to June
                                                                    1996; Mutual Fund
                                                                    Accounting Supervisor,
                                                                    Dreyfus Corporation from
                                                                    April 1987 to March 1994

                                                     TERM                                       NUMBER OF
                                                     OF OFFICE(1)                               PORTFOLIOS IN
                                                     AND                                        FUND
                                    POSITION(S)      LENGTH         PRINCIPAL                   COMPLEX            OTHER
                                    HELD WITH        OF TIME        OCCUPATION(S) DURING        OVERSEEN BY        DIRECTORSHIPS
NAME, ADDRESS AND AGE               FUNDS            SERVED         PAST FIVE YEARS             OFFICER            HELD BY OFFICER
---------------------               -----------      ------------   --------------------        -------------      ----------------
Joseph Parascondola                 Assistant        Since          Assistant Vice              N/A                N/A
Credit Suisse Asset                 Treasurer        2001           President-- Fund
Management, LLC                                                     Administration of
466 Lexington Avenue                                                CSAM since April
New York, New York                                                  2000; Assistant Vice
10017-3147                                                          President, Deutsche
                                                                    Asset Management
Age: 38                                                             from January 1999
                                                                    to April 2000; Assistant
                                                                    Vice President, Weiss,
                                                                    Peck & Greer LLC
                                                                    from November 1995
                                                                    to December 1998

    The Statement of Additional Information includes additional information about the Directors and is available, without charge, upon request, by calling 800-927-2874.

                              CREDIT SUISSE FUNDS
                              -------------------
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                               SUISSE | MANAGEMENT



                      P.O. Box 9030, Boston, MA 02205-9030
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